CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Temporary equity par value (usd per share)	$ 0.0001	$ 0.0001		$ 0.0001
Temporary equity, shares authorized (in shares)	29,747,033	29,747,033		26,112,823
Temporary equity, shares issued (in shares)	29,521,810	29,521,810		25,729,542
Temporary equity, shares outstanding (in shares)	29,521,810	29,521,810	29,521,810	25,729,542	23,695,330
Common shares, par value (usd per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares)	36,326,815	36,326,815		36,326,815
Common shares, shares issued (in shares)	2,110,346	2,106,934		1,656,415
Common shares, shares outstanding	2,110,346	2,106,934		1,656,415